Basic and diluted net income/(loss) per share (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income/(loss)	$ (679,307)	$ 159,436	$ (7,512,973)	$ 3,207,628	$ 7,770,767	$ (39,656,975)
Denominator:
Weighted-average shares of common stock outstanding used in the calculation of basic net income/(loss) per share	20,408,616	20,376,573	20,408,616	20,372,435	20,381,554	7,516,223
Effect of dilutive securities:
Warrants to purchase common stock	0	4,425,280	0	4,432,182	4,428,441	0
Weighted-average shares of common stock outstanding used in the calculation of diluted net income/(loss) per share	20,408,616	24,801,853	20,408,616	24,804,617	24,809,995	7,516,223